Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates Abstract [Abstract]
Disclosure Of Significant Investments In Associates Explanatory

13. Investments in Associates and Joint Ventures

Investments in associates and joint ventures as of December 31, 2018 and 2019, are as follows:

	2018
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
Associates and Joint ventures[14]
KB Pre IPO Secondary Venture Fund 1st1	15.19	￦	1,454	￦	1,649	￦	1,649	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		136,208		134,362	Investment finance	Korea
KB-KDBC New Technology Business Investment Fund[10]	66.66		15,000		14,594		14,594	Investment finance	Korea
KB Star office Private real estate Investment Trust No.1	21.05		20,000		20,252		19,839	Investment finance	Korea
PT Bank Bukopin TBK[16,17]	22.00		116,422		106,484		113,932	Banking and foreign exchange transaction	Indonesia
Sun Surgery Center Inc.	28.00		2,682		2,760		2,715	Hospital	United States of America
Dae-A Leisure Co., Ltd.[8]	49.36		—		1,613		578	Earth works	Korea
Doosung Metal Co., Ltd[8]	26.52		—		(16)		—	Manufacture of metal products	Korea
RAND Bio Science Co., Ltd.	21.91		2,000		185		843	Research and experimental development on medical sciences and pharmacy	Korea
Balhae Infrastructure Company[1]	12.61		104,622		108,050		108,050	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		18,038		18,134		18,134	Investment finance	Korea
Acts Co., Ltd.[12]	7.14		500		(14)		—	Manufacture of optical lens and elements	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		15,257		10,672	Installment loan	Korea
Wise Asset Management Co., Ltd.[9]	33.00		—		—		—	Asset management	Korea
Incheon Bridge Co., Ltd.[1]	14.99		9,158		(16,689)		—	Operation of highways and related facilities	Korea
Jungdong Steel Co., Ltd.[8]	42.88		—		(433)		—	Wholesale of primary metal	Korea
Kendae Co., Ltd.[8]	41.01		—		(252)		98	Screen printing	Korea
Dongjo Co., Ltd.[8]	29.29		—		806		115	Wholesale of agricultural and forestry machinery and equipment	Korea
Dpaps Co., Ltd.[8]	38.62		—		14		—	Wholesale of paper products	Korea
Big Dipper Co., Ltd.	29.33		440		166		280	Big data consulting	Korea
Builton Co., Ltd.[14]	21.96		800		67		304	Software development and supply	Korea
Shinla Construction Co., Ltd.[8]	20.24		—		(551)		—	Specialty construction	Korea
Shinhwa Underwear Co., Ltd.[8]	26.24		—		(57)		185	Manufacture of underwear and sleepwear	Korea
A-PRO Co., Ltd.[1]	13.71		1,500		1,554		1,403	Manufacture of electric power storage system	Korea
MJT&I Co., Ltd.[8]	22.89		—		(606)		122	Wholesale of other goods	Korea
Jaeyang Industry Co., Ltd.[8]	20.86		—		(552)		—	Manufacture of luggage and other protective cases	Korea
Jungdo Co., Ltd.[8]	25.53		—		1,492		—	Office, commercial and institutional building construction	Korea
Jinseung Tech Co., Ltd.[8]	30.04		—		(176)		—	Manufacture of other general-purpose machinery n.e.c.	Korea
Terra Co., Ltd.[8]	24.06		—		2		—	Manufacture of hand-operated kitchen appliances and metal ware	Korea
Paycoms Co., Ltd.[11]	11.70		800		71		103	System software publishing	Korea
Food Factory Co., Ltd.[13]	22.22		1,000		206		928	Farm product distribution industry	Korea
Korea NM Tech Co., Ltd.[8]	22.41		—		552		—	Manufacture of motor vehicles, trailers and semitrailers	Korea
KB IGen Private Equity Fund No.1[1]	0.03		—		—		—	Investment finance	Korea
KB No.9 Special Purpose Acquisition Company[1]	0.11		24		31		31	SPAC	Korea
KB No.10 Special Purpose Acquisition Company[1,2]	0.19		10		20		20	SPAC	Korea
KB No.11 Special Purpose Acquisition Company[1,3]	0.31		10		19		19	SPAC	Korea
KB Private Equity FundIII[1]	15.68		8,000		7,830		7,830	Investment finance	Korea
Korea Credit Bureau Co., Ltd.[1]	9.00		4,500		5,941		5,941	Credit information	Korea
KoFC KBIC Frontier Champ 2010-5(PEF)	50.00		364		233		233	Investment finance	Korea
KoFC POSCO HANHWA KB shared growth Private Equity Fund No.2	25.00		12,970		14,601		14,601	Investment finance	Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund[1]	5.64		1,842		1,581		1,581	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		5,000		4,463		4,463	Investment finance	Korea
GH Real Estate I LP	42.00		17,678		17,252		17,252	Asset management	Guernsey
KB-TS Technology Venture Private Equity Fund[10]	56.00		14,224		13,777		13,777	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund[10]	42.55		8,000		7,930		7,930	Investment finance	Korea
KB-SJ Tourism Venture Fund[1,10]	18.52		1,500		1,386		1,386	Investment finance	Korea
UNION Media Commerce Fund	29.00		1,000		962		962	Investment finance	Korea
CHONG IL MACHINE & TOOLS CO., LTD.[8]	21.71		—		(107)		—	Machinery and equipment wholesale	Korea
IMT TECHNOLOGY CO., LTD.[8]	25.29		—		18		—	Computer Peripherals Distribution	Korea
IWON ALLOY CO., LTD.[8]	23.31		—		394		—	Manufacture of smelting, refining and alloys	Korea
CARLIFE CO., LTD.[8]	24.39		—		(75)		—	Publishing of magazines and periodicals (publishing industry)	Korea
COMPUTERLIFE CO., LTD.[8]	45.71		—		(329)		—	Publishing of magazines and periodicals (publishing industry)	Korea
SKYDIGITAL INC.[8]	20.40		—		(142)		—	Multi Media, Manufacture of Multi Media Equipment	Korea
Jo Yang Industrial Co., LTD.[8]	23.14		—		75		—	Manufacture of Special Glass	Korea

Total		￦	493,218	￦	486,630	￦	504,932

	2019
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st1	15.19	￦	1,137	￦	1,705	￦	1,705	Investment finance	Korea
KB GwS Private Securities Investment Trust	26.74		113,880		138,013		136,168	Investment finance	Korea
KB-KDBC New Technology Business Investment Fund[10]	66.66		20,000		18,988		18,988	Investment finance	Korea
KB Star office Private real estate Investment Trust No.1	21.05		20,000		19,839		19,839	Investment finance	Korea
PT Bank Bukopin TBK[16,17]	22.00		116,422		115,321		121,381	Banking and foreign exchange transaction	Indonesia
Dae-A Leisure Co., Ltd.[8]	49.36		—		1,613		578	Earth works	Korea
Doosung Metal Co., Ltd[8]	26.52		—		(62)		—	Manufacture of metal products	Korea
RAND Bio Science Co., Ltd.[1]	14.92		2,000		1,037		—	Research and experimental development on medical sciences and pharmacy	Korea
Balhae Infrastructure Company[1]	12.61		105,214		101,391		101,391	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		19,998		23,016		23,016	Investment finance	Korea
Acts Co., Ltd.[12]	7.14		500		(119)		—	Manufacture of optical lens and elements	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		17,736		12,725	Installment loan	Korea
Wise Asset Management Co., Ltd.[9]	33.00		—		—		—	Asset management	Korea
Incheon Bridge Co., Ltd.[1]	14.99		9,158		(14,746)		—	Operation of highways and related facilities	Korea
Jungdong Steel Co., Ltd.[8]	42.88		—		(433)		—	Wholesale of primary metal	Korea
Kendae Co., Ltd.[8]	41.01		—		(252)		98	Screen printing	Korea
Dongjo Co., Ltd.[8]	29.29		—		806		115	Wholesale of agricultural and forestry machinery and equipment	Korea
Dpaps Co., Ltd.[8]	38.62		—		—		—	Wholesale of paper products	Korea
Big Dipper Co., Ltd.	29.33		440		10		125	Big data consulting	Korea
Shinla Construction Co., Ltd.[8]	20.24		—		(551)		—	Specialty construction	Korea
Shinhwa Underwear Co., Ltd.[8]	26.24		—		16		258	Manufacture of underwear and sleepwear	Korea
A-PRO Co., Ltd.[1]	15.19		1,500		2,565		2,790	Manufacture of electric power storage system	Korea
MJT&I Co., Ltd.[8]	22.89		—		(613)		116	Wholesale of other goods	Korea
Jaeyang Industry Co., Ltd.[8]	20.86		—		(552)		—	Manufacture of luggage and other protective cases	Korea
Jungdo Co., Ltd.[8]	25.53		—		1,492		—	Office, commercial and institutional building construction	Korea
Jinseung Tech Co., Ltd.[8]	30.04		—		(194)		—	Manufacture of other general-purpose machinery n.e.c.	Korea
Terra Co., Ltd.[8]	24.06		—		2		—	Manufacture of hand-operated kitchen appliances and metal ware	Korea
Paycoms Co., Ltd.[11]	11.7		800		17		45	System software publishing	Korea
Food Factory Co., Ltd.[13]	22.22		1,000		398		1,000	Farm product distribution industry	Korea
Korea NM Tech Co., Ltd.[8]	22.41		—		552		—	Manufacture of motor vehicles, trailers and semitrailers	Korea
KB IGen Private Equity Fund No.1[1]	0.03		—		—		—	Investment finance	Korea
KB No.17 Special Purpose Acquisition Company[1,4]	0.02		1		1		1	SPAC	Korea
KB No.18 Special Purpose Acquisition Company[1,5]	0.02		2		3		3	SPAC	Korea
KB No.19 Special Purpose Acquisition Company[1,6]	0.01		1		2		2	SPAC	Korea
KB No.20 Special Purpose Acquisition Company[1,7]	0.02		1		1		1	SPAC	Korea
KBSP Private Equity Fund IV1,[10]	14.95		6,100		5,904		5,904	Investment finance	Korea
KB Private Equity Fund III[1]	15.69		8,000		7,754		7,754	Investment finance	Korea
Korea Credit Bureau Co., Ltd.[1]	9		4,500		5,991		5,991	Credit information	Korea
KoFC POSCO HANHWA KB shared growth Private Equity Fund No.2	25		12,970		13,616		13,616	Investment finance	Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund[1]	4.49		1,908		1,625		1,625	Investment finance	Korea
KB Social Impact Fund	30		1,500		1,465		1,465	Investment finance	Korea
KB-Solidus Global Healthcare Fund	43.33		42,697		45,021		45,718	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		7,500		6,847		6,847	Investment finance	Korea
GH Real Estate I LP	42		17,678		19,042		19,042	Asset management	Guernsey
KB-TS Technology Venture Private Equity Fund[10]	56		19,824		19,731		19,731	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund[10]	42.55		21,250		20,504		19,752	Investment finance	Korea
KB-SJ Tourism Venture Fund[1],[10]	18.52		3,000		2,761		2,761	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		961		961	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund[1]	14.56		5,215		4,944		4,944	Investment finance	Korea
KB SPROTT Renewable Private Equity FundI	37.69		1,667		1,295		1,295	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund	44.29		450		417		417	Investment finance	Korea
CHONG IL MACHINE & TOOLS CO.,LTD.[8]	21.71		—		(126)		—	Machinery and equipment wholesale	Korea
IMT TECHNOLOGY CO., LTD.[8]	25.29		—		22		3	Computer Peripherals Distribution	Korea
IWON ALLOY CO.,LTD.[8]	23.31		—		394		—	Manufacture of smelting, refining and alloys	Korea
CARLIFE CO.,LTD.[8]	24.39		—		(75)		—	Publishing of magazines and periodicals (publishing industry)	Korea
COMPUTERLIFE CO.,LTD.[8]	45.71		—		(260)		69	Publishing of magazines and periodicals (publishing industry)	Korea
SKYDIGITAL INC.[8]	20.4		—		(248)		—	Multi Media, Manufacture of Multi Media Equipment	Korea
JO YANG INDUSTRIAL CO., LTD.[8]	23.14		—		75		—	Manufacture of Special Glass	Korea
IL-KWANG ELECTRONIC MATERIALS CO.,LTD.[8]	29.06		—		(398)		—	Electronic parts	Korea
SO-MYUNG RECYCLING CO.,LTD.[8]	20.23		—		184		—	Non-ferrous metals	Korea
IDTECK CO., LTD.[8]	32.8		—		(103)		—	Other wireless communication equipment manufacturing	Korea
Seyoon Development Company.[8]	26.95		—		2		—	Civil facilities construction	Korea
PIP System CO., LTD[8]	20.72		—		27		—	Print equipment	Korea

Total		￦	577,113	￦	584,374	￦	598,240

[1]

As of December 31, 2018 and 2019, the Group is represented on the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.

[2]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to ￦ 20 million.
[3]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2018, amounts to ￦ 21 million.
[4]	The market value of KB No.17 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to ￦ 2 million.
[5]	The market value of KB No.18 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to ￦ 4 million.
[6]	The market value of KB No.19 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to ￦ 2 million.
[7]	The market value of KB No.20 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2019, amounts to ￦ 2 million.
[8]	Reclassified to investments in associates due to termination of rehabilitation procedures.
[9]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
[10]

In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.

[11]	The ownership of Paycoms Co., Ltd. would be 22.96% and 22.96% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[12]	The ownership of Acts Co., Ltd. would be 27.22% and 27.22% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[13]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2018 and 2019, respectively, considering the potential voting rights from convertible bond.
[14]	The ownership of Builton Co., Ltd. would be 26.86% as of December 31, 2018, considering the potential voting rights from convertible bond.
[15]

In accordance with IAS 28 Investments in Associates and Joint Ventures, application of the equity method is exempted, and the Group designates its investments measured at fair value through profit or loss in Rainist Co., Ltd., RMGP Bio-Pharma Investment Fund, L.P.,RMGP Bio-Pharma Investment, L.P., HEYBIT, Inc.,Hasys.,Stratio, Inc., Honest Fund Co.,Ltd., Cellincells Co., Ltd., CY CO., Ltd., ZOYI corporation INC., KOSESEUJITO CO., LTD., Bomapp Inc., KB Cape No.1 Private Equity Fund., Mitoimmune Therapeutics, BNF Corporation Ltd., Fabric Types CO.,LTD..

[16]

The Group has entered into an agreement with PT Bosowa Corporindo, the major shareholder of PT Bank Bukopin TBK. Under this agreement, the Group has a right of first refusal, a tag-along right and a drag-along right. The drag-along right can be exercised for the duration of two years after three years from the acquisition date, subject to the occurrence of certain situations as defined in the agreement.

[17]	The fair value of PT Bank Bukopin TBK ordinary share, reflecting the quoted market price, is ￦ 53,540 million and ￦ 47,709 million as of December 31, 2018 and 2019.

Summarized financial information on major associates, adjustments to carrying amount of investment in associates and joint ventures and dividends received from the associates and joint ventures are as follows:

	2018[1]
	Total assets		Total liabilities		Share capital		Equity		Share of net asset amount		Unrealized gains (losses)		Consolidated carrying amount
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	10,864	￦	9	￦	10,120	￦	10,855	￦	1,649	￦	—	￦	1,649
KB GwS Private Securities Investment Trust		516,115		741		425,814		515,374		136,208		(1,846)		134,362
KB-KDBC New Technology Business Investment Fund		22,492		602		22,500		21,890		14,594		—		14,594
KB Star office Private real estate Investment Trust No.1		218,025		121,828		95,000		96,197		20,252		(413)		19,839
PT Bank Bukopin TBK[2]		7,195,249		6,711,233		106,536		484,016		106,484		7,448		113,932
Sun Surgery Center Inc		10,468		610		9,428		9,858		2,760		(45)		2,715
RAND Bio Science Co., Ltd.		2,913		2,070		913		843		185		658		843
Balhae Infrastructure Company		859,040		1,843		829,995		857,197		108,050		—		108,050
Aju Good Technology Venture Fund		47,216		66		46,900		47,150		18,134		—		18,134
Acts Co., Ltd.		6,666		6,823		117		(157)		(14)		14		—
SY Auto Capital Co., Ltd.		89,948		58,812		20,000		31,136		15,257		(4,585)		10,672
Incheon Bridge Co., Ltd.		617,560		728,896		61,096		(111,336)		(16,689)		16,689		—
Big Dipper Co., Ltd.		723		157		1,500		566		166		114		280
Builton Co., Ltd.		1,908		1,604		325		304		67		237		304
A-PRO Co., Ltd.		29,438		18,099		1,713		11,339		1,554		(151)		1,403
Paycoms Co., Ltd.		2,126		1,520		855		606		71		32		103
Food Factory Co., Ltd.		4,096		3,168		450		928		206		722		928
KB IGen Private Equity Fund No. 1		148		8		170		140		—		—		—
KB No.9 Special Purpose Acquisition Company		30,288		2,629		1,382		27,659		31		—		31
KB No.10 Special Purpose Acquisition Company		11,960		1,704		521		10,256		20		—		20
KB No.11 Special Purpose Acquisition Company		6,807		742		321		6,065		19		—		19
KB Private Equity FundIII		49,924		5		51,000		49,919		7,830		—		7,830
Korea Credit Bureau Co., Ltd.		88,797		22,788		10,000		66,009		5,941		—		5,941
KoFC KBIC Frontier Champ 2010-5(PEF)		469		3		300		466		233		—		233
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		59,464		1,061		51,880		58,403		14,601		—		14,601
Keystone-Hyundai Securities No. 1 Private Equity Fund		177,024		151,862		34,114		25,162		1,581		—		1,581
POSCO-KB Shipbuilding Fund		14,287		4		16,000		14,283		4,463		—		4,463
GH Real Estate I LP		41,206		190		42,093		41,016		17,252		—		17,252
KB-TS Technology Venture Private Equity Fund		24,810		208		25,400		24,602		13,777		—		13,777
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		18,820		181		18,800		18,639		7,930		—		7,930
KB-SJ Tourism Venture Fund		7,484		2		8,100		7,482		1,386		—		1,386
UNION Media Commerce Fund		3,318		—		3,450		3,318		962		—		962

	2018[1]
	Operating income		Profit (loss)		Other comprehensive income		Total comprehensive income		Dividends
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	2,140	￦	1,404	￦	—	￦	1,404	￦	—
KB GwS Private Securities Investment Trust		42,502		41,524		—		41,524		8,160
KB-KDBC New Technology Business Investment Fund		39		(568)		—		(568)		—
KB Star office Private real estate Investment Trust No.1		14,092		6,135		—		6,135		1,162
PT Bank Bukopin TBK[2]		148,793		(8,843)		(2,325)		(11,168)		—
Sun Surgery Center Inc.		873		71		342		413		—
RAND Bio Science Co., Ltd.		—		(2,076)		—		(2,076)		—
Balhae Infrastructure Company		61,525		54,241		—		54,241		6,804
Aju Good Technology Venture Fund		2,491		1,356		—		1,356		—
Acts Co., Ltd.		2,472		(628)		—		(628)		—
SY Auto Capital Co., Ltd.		16,525		2,729		(151)		2,578		—
Incheon Bridge Co., Ltd.		94,373		(2,757)		—		(2,757)		—
Big Dipper Co., Ltd.		441		(543)		—		(543)		—
Builton Co., Ltd.		1,867		(287)		—		(287)		—
A-PRO Co., Ltd.		47,926		2,015		—		2,015		—
Paycoms Co., Ltd.		686		(409)		—		(409)		—
Food Factory Co., Ltd.		4,753		412		—		412		—
KB IGen Private Equity Fund No. 1		—		3,693		—		3,693		—
KB No.9 Special Purpose Acquisition Company		—		262		—		262		—
KB No.10 Special Purpose Acquisition Company		—		73		—		73		—
KB No.11 Special Purpose Acquisition Company		—		218		—		218		—
KB Private Equity FundIII		—		(438)		—		(438)		—
Korea Credit Bureau Co., Ltd.		78,018		9,901		—		9,901		112
KoFC KBIC Frontier Champ 2010-5(PEF)		1,460		1,453		—		1,453		999
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		2,401		(12,313)		—		(12,313)		—
Keystone-Hyundai Securities No. 1 Private Equity Fund		15,507		(3,194)		—		(3,194)		—
POSCO-KB Shipbuilding Fund		160		(1,222)		—		(1,222)		—
GH Real Estate I LP		4,293		3,089		(307)		2,782		1,595
KB-TS Technology Venture Private Equity Fund		—		(798)		—		(798)		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		20		(161)		—		(161)		—
KB-SJ Tourism Venture Fund		—		(618)		—		(618)		—
UNION Media Commerce Fund		—		(132)		—		(132)		—

	2019[1]
	Total assets		Total liabilities		Share capital		Equity		Share of net asset amount		Unrealized gains (losses)		Consolidated carrying amount
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	11,237	￦	20	￦	8,690	￦	11,217	￦	1,705	￦	—	￦	1,705
KB GwS Private Securities Investment Trust		522,865		741		425,814		522,124		138,013		(1,845)		136,168
KB-KDBC New Technology Business Investment Fund		29,086		603		30,000		28,483		18,988		—		18,988
KB Star office Private real estate Investment Trust No.1		218,611		122,465		95,000		96,146		19,839		—		19,839
PT Bank Bukopin TBK[2]		8,148,013		7,623,829		106,536		524,184		115,321		6,060		121,381
RAND Bioscience Co., Ltd.		7,026		74		1,340		6,952		1,037		(1,037)		—
Balhae Infrastructure Company		806,218		1,854		834,695		804,364		101,391		—		101,391
Aju Good Technology Venture Fund		60,675		828		52,000		59,847		23,016		—		23,016
Acts Co., Ltd.		5,302		6,973		117		(1,671)		(119)		119		—
SY Auto Capital Co., Ltd.		88,611		52,415		20,000		36,196		17,736		(5,011)		12,725
Incheon Bridge Co., Ltd.		609,194		707,563		61,096		(98,369)		(14,746)		14,746		—
Big Dipper Co., Ltd.		370		336		1,500		34		10		115		125
A-PRO Co., Ltd.		47,164		30,281		2,468		16,883		2,565		225		2,790
Paycoms Co., Ltd.		1,763		1,620		855		143		17		28		45
Food Factory Co., Ltd.		5,587		3,797		450		1,790		398		602		1,000
KB IGen Private Equity Fund No. 1		191		8		7,270		183		—		—		—
KB No.17 Special Purpose Acquisition Company		11,857		1,328		546		10,529		1		—		1
KB No.18 Special Purpose Acquisition Company		17,242		2,022		782		15,220		3		—		3
KB No.19 Special Purpose Acquisition Company		9,123		924		430		8,199		2		—		2
KB No.20 Special Purpose Acquisition Company		1,991		1,372		50		619		1		—		1
KBSP Private Equity Fund IV		39,492		2		40,800		39,490		5,904		—		5,904
KB Private Equity Fund III		49,437		4		51,000		49,433		7,754		—		7,754
Korea Credit Bureau Co., Ltd.		96,855		30,289		10,000		66,566		5,991		—		5,991
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		55,524		1,063		51,880		54,461		13,616		—		13,616
Keystone-Hyundai Securities No. 1 Private Equity Fund		187,156		153,842		42,837		33,314		1,625		—		1,625
KB Social Impact Fund		4,885		3		5,000		4,882		1,465		—		1,465
KB-Solidus Global Healthcare Fund		103,896		5		61,800		103,891		45,021		697		45,718
POSCO-KB Shipbuilding Fund		21,916		4		24,000		21,912		6,847		—		6,847
GH Real Estate I LP		45,340		61		42,093		45,279		19,042		—		19,042
KB-TS Technology Venture Private Equity Fund		36,445		1,212		35,400		35,233		19,731		—		19,731
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		48,369		185		51,700		48,184		20,504		(752)		19,752
KB-SJ Tourism Venture Fund		14,914		4		16,200		14,910		2,761		—		2,761
UNION Media Commerce Fund		3,318		4		3,450		3,314		961		—		961
KB-Stonebridge Secondary Private Equity Fund		34,450		507		35,805		33,943		4,944		—		4,944
KB SPROTT Renewable Private Equity FundI		3,686		249		9,640		3,437		1,295		—		1,295
KB-UTC Inno-Tech Venture Fund		1,016		75		1,016		941		417		—		417

	2019[1]
	Operating income		Profit (loss)		Other comprehensive income		Total comprehensive income		Dividends
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	3,225	￦	2,452	￦	—	￦	2,452	￦	—
KB GwS Private Securities Investment Trust		42,503		41,524		—		41,524		9,297
KB-KDBC New Technology Business Investment Fund		371		(638)		—		(638)		—
KB Star office Private real estate Investment Trust No.1		14,455		6,004		—		6,004		—
PT Bank Bukopin TBK[2]		721,169		(5,612)		45,780		40,168		—
RAND Bioscience Co., Ltd.		—		(2,928)		—		(2,928)		—
Balhae Infrastructure Company		62,113		(3,153)		—		(3,153)		6,855
Aju Good Technology Venture Fund		9,288		7,734		—		7,734		—
Acts Co., Ltd.		1,542		(507)		—		(507)		—
SY Auto Capital Co., Ltd.		20,394		5,292		(215)		5,077		—
Incheon Bridge Co., Ltd.		107,178		9,127		—		9,127		—
Big Dipper Co., Ltd.		598		(532)		—		(532)		—
A-PRO Co., Ltd.		47,725		7,702		—		7,702		—
Paycoms Co., Ltd.		262		(343)		—		(343)		—
Food Factory Co., Ltd.		6,807		664		—		664		—
KB IGen Private Equity Fund No. 1		—		5,851		—		5,851		—
KB No.17 Special Purpose Acquisition Company		—		8		—		8		—
KB No.18 Special Purpose Acquisition Company		—		(3)		—		(3)		—
KB No.19 Special Purpose Acquisition Company		—		(25)		—		(25)		—
KB No.20 Special Purpose Acquisition Company		—		(9)		—		(9)		—
KBSP Private Equity Fund IV		39		(1,304)		—		(1,304)		—
KB Private Equity Fund III		—		(485)		—		(485)		—
Korea Credit Bureau Co., Ltd.		91,200		1,480		—		1,480		135
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		4,077		(3,911)		—		(3,911)		—
Keystone-Hyundai Securities No. 1 Private Equity Fund		18,342		(572)		—		(572)		—
KB Social Impact Fund		8		(118)		—		(118)		—
KB-Solidus Global Healthcare Fund		13,085		8,708		—		8,708		—
POSCO-KB Shipbuilding Fund		1,000		(371)		—		(371)		—
GH Real Estate I LP		5,043		3,698		565		4,263		—
KB-TS Technology Venture Private Equity Fund		1,643		632		—		632		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		138		(3,355)		—		(3,355)		—
KB-SJ Tourism Venture Fund		—		(673)		—		(673)		—
UNION Media Commerce Fund		—		(3)		—		(3)		—
KB-Stonebridge Secondary Private Equity Fund		346		(1,856)		—		(1,856)		—
KB SPROTT Renewable Private Equity FundI		1		(986)		—		(986)		—
KB-UTC Inno-Tech Venture Fund		—		(75)		—		(75)		—

[1]

The amounts included in the financial statements of the associates and joint ventures are adjusted to reflect adjustments made by the entity; such as, fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies.

[2]	The amounts of goodwill on PT Bank Bukopin TBK is ￦ 4,101 million and ￦ 4,528 million as of December 31, 2018 and December 31, 2019, respectively.

Changes in investments in associates and joint ventures for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning[1]		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other- comprehensive income		Others		Ending
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	1,551	￦	—	￦	(217)	￦	—	￦	315	￦	—	￦	—	￦	1,649
KB GwS Private Securities Investment Trust		131,420		—		—		(8,160)		11,102		—		—		134,362
KB-KDBC New Technology Business Investment Fund		4,972		10,000		—		—		(378)		—		—		14,594
KB Star office Private real estate Investment Trust No.1		19,709		—		—		(1,162)		1,292		—		—		19,839
PT Bank Bukopin TBK		—		116,422		—		—		(1,946)		(544)		—		113,932
Sun Surgery Center Inc.		2,682		—		—		—		33		—		—		2,715
Dae-A Leisure Co., Ltd.		—		—		—		—		3,698		(3,120)		—		578
RAND Bio Science Co., Ltd.		2,000		—		—		—		(1,157)		—		—		843
Balhae Infrastructure Company		105,190		4,645		(1,817)		(6,804)		6,836		—		—		108,050
Bungaejangter Inc.[3]		3,484		—		(1,384)		—		—		—		(2,100)		—
Aju Good Technology Venture Fund		8,230		9,808		—		—		96		—		—		18,134
Acts Co., Ltd. [2]		500		—		—		—		—		—		(500)		—
SY Auto Capital Co., Ltd.		8,070		—		—		—		2,676		(74)		—		10,672
Kendae Co., Ltd.		127		—		—		—		(29)		—		—		98
Dong Jo Co., Ltd.		—		—		—		—		115		—		—		115
Big Dipper Co., Ltd.		440		—		—		—		(160)		—		—		280
Builton Co., Ltd.		800		—		—		—		(496)		—		—		304
Shinhwa Underwear Co., Ltd.		138		—		—		—		47		—		—		185
A-PRO Co., Ltd.		1,500		—		—		—		(97)		—		—		1,403
MJT&I Co., Ltd.		127		—		—		—		(5)		—		—		122
Inno Lending Co., Ltd.		230		—		(230)		—		—		—		—		—
Terra Co., Ltd.		20		—		—		—		(20)		—		—		—
Paycoms Co., Ltd.		800		—		—		—		(697)		—		—		103
Food Factory Co., Ltd.		1,000		—		—		—		(72)		—		—		928
KB IGen Private Equity Fund No. 1		3		—		(4)		—		1		—		—		—
KB No.8 Special Purpose Acquisition Company		20		—		(20)		—		—		—		—		—
KB No.9 Special Purpose Acquisition Company		31		—		—		—		—		—		—		31
KB No.10 Special Purpose Acquisition Company		20		—		—		—		—		—		—		20
KB No.11 Special Purpose Acquisition Company		19		—		—		—		1		(1)		—		19
KB Private Equity Fund III		7,899		—		—		—		(69)		—		—		7,830
Korea Credit Bureau Co., Ltd.		5,056		—		—		(112)		997		—		—		5,941
KoFC KBIC Frontier Champ 2010-5(PEF)		7,120		—		(6,121)		(999)		233		—		—		233
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		17,713		—		—		—		(1,873)		(1,239)		—		14,601
Keystone-Hyundai Securities No. 1 Private Equity Fund		1,761		—		—		—		(180)		—		—		1,581
POSCO-KB Shipbuilding Fund		2,345		2,500		—		—		(382)		—		—		4,463
Hyundai-Tongyang Agrifood Private Equity Fund		543		—		(74)		(469)		—		—		—		—
GH Real Estate I LP		—		17,678		—		(1,595)		1,298		(129)		—		17,252
KB-TS Technology Venture Private Equity Fund		—		14,224		—		—		(447)		—		—		13,777
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		—		8,000		—		—		(70)		—		—		7,930
KB-SJ Tourism Venture Fund		—		1,500		—		—		(114)		—		—		1,386
CUBE Growth Fund No.2		—		1,300		(1,300)		—		—		—		—		—
UNION Media Commerce Fund		—		1,000		—		—		(38)		—		—		962

Total	￦	335,520	￦	187,077	￦	(11,167)	￦	(19,301)	￦	20,510	￦	(5,107)	￦	(2,600)	￦	504,932

[1]	Prepared in accordance with IFRS 9
[2]	Recognized ￦ 500 million loss in relation to impaired capital.
[3]	The amount of reclassification as financial assets is ￦ 2,100 million.
[4]	Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2018 is ￦ 4,250 million.

	2019
	Beginning[1]		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other- comprehensive income		Impairment loss		Ending
	(In millions of Korean won)
Associates and Joint ventures
KB Pre IPO Secondary Venture Fund 1st	￦	1,649	￦	—	￦	(317)	￦	—	￦	373	￦	—	￦	—	￦	1,705
KB GwS Private Securities Investment Trust		134,362		—		—		(9,297)		11,103		—		—		136,168
KB-KDBC New Technology Business Investment Fund		14,594		5,000		—		—		(606)		—		—		18,988
KB Star office Private real estate Investment Trust No.1		19,839		—		—		—		—		—		—		19,839
PT Bank Bukopin TBK		113,932		—		—		—		(1,236)		10,408		(1,723)		121,381
Sun Surgery Center Inc.		2,715		—		(3,321)		—		396		210		—		—
Dae-A Leisure Co., Ltd.		578		—		—		—		—		—		—		578
RAND Bio Science Co., Ltd.		843		—		—		—		—		—		(843)		—
Balhae Infrastructure Company		108,050		592		—		(6,855)		(396)		—		—		101,391
Aju Good Technology Venture Fund		18,134		1,960		—		—		2,922		—		—		23,016
SY Auto Capital Co., Ltd.		10,672		—		—		—		2,158		(105)		—		12,725
Kendae Co., Ltd.		98		—		—		—		—		—		—		98
Dong Jo Co., Ltd.		115		—		—		—		—		—		—		115
Big Dipper Co., Ltd.		280		—		—		—		(155)		—		—		125
Builton Co., Ltd.		304		403		(839)		—		132		—		—		—
Shinhwa Underwear Co., Ltd.		185		—		—		—		73		—		—		258
A-PRO Co., Ltd.		1,403		—		—		—		1,386		1		—		2,790
MJT&I Co., Ltd.		122		—		—		—		(6)		—		—		116
Paycoms Co., Ltd.		103		—		—		—		(58)		—		—		45
Food Factory Co., Ltd.		928		—		—		—		72		—		—		1,000
KB No.9 Special Purpose Acquisition Company		31		—		(31)		—		—		—		—		—
KB No.10 Special Purpose Acquisition Company		20		—		(20)		—		—		—		—		—
KB No.11 Special Purpose Acquisition Company		19		—		(19)		—		—		—		—		—
KB No.17 Special Purpose Acquisition Company		—		1		—		—		—		—		—		1
KB No.18 Special Purpose Acquisition Company		—		2		—		—		—		1		—		3
KB No.19 Special Purpose Acquisition Company		—		1		—		—		—		1		—		2
KB No.20 Special Purpose Acquisition Company		—		1		—		—		—		—		—		1
KBSP Private Equity Fund IV		—		6,100		—		—		(196)		—		—		5,904
KB Private Equity Fund III		7,830		—		—		—		(76)		—		—		7,754
Korea Credit Bureau Co., Ltd.		5,941		—		—		(135)		185		—		—		5,991
KoFC KBIC Frontier Champ 2010-5(PEF)		233		—		(233)		—		—		—		—		—
KoFC POSCO HANHWA KB shared growth Private Equity Fund No. 2		14,601		—		—		—		(985)		—		—		13,616
Keystone-Hyundai Securities No. 1 Private Equity Fund		1,581		66		—		—		(26)		4		—		1,625
KB Social Impact Fund		—		1,500		—		—		(35)		—		—		1,465
KB-Solidus Global Healthcare Fund3		—		42,697		—		—		3,021		—		—		45,718
POSCO-KB Shipbuilding Fund		4,463		2,500		—		—		(116)		—		—		6,847
GH Real Estate I LP		17,252		—		—		—		1,553		237		—		19,042
KB-TS Technology Venture Private Equity Fund		13,777		7,440		(1,840)		—		269		85		—		19,731
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		7,930		13,250		—		—		(1,428)		—		—		19,752
KB-SJ Tourism Venture Fund		1,386		1,500		—		—		(125)		—		—		2,761
UNION Media Commerce Fund		962		—		—		—		(1)		—		—		961
KB-Stonebridge Secondary Private Equity Fund		—		7,070		(1,855)		—		(271)		—		—		4,944
KB SPROTT Renewable Private Equity Fund No.1		—		1,667		—		—		(372)		—		—		1,295
KB-UTC Inno-Tech Venture Fund		—		450		—		—		(33)		—		—		417
IMT TECHNOLOGY CO., LTD.		—		—		—		—		3		—		—		3
COMPUTERLIFE CO., LTD.		—		—		—		—		69		—		—		69

Total	￦	504,932	￦	92,200	￦	(8,475)	￦	(16,287)	￦	17,594	￦	10,842	￦	(2,566)	￦	598,240

[1]	Gain on disposal of investments in associates and joint ventures for the year ended December 31, 2019 is ￦ 1,423 million.

Accumulated unrecognized share of losses in investments in associates and joint ventures due to discontinuation of applying the equity method for the years ended December 31, 2018 and 2019, are as follows:

	2018				2019
	Unrecognized loss		Accumulated unrecognized loss		Unrecognized loss		Accumulated unrecognized loss
	(In millions of Korean won)
Doosung Metal Co., Ltd	￦	(4)	￦	19	￦	46	￦	65
Incheon Bridge Co., Ltd.		487		16,689		(1,943)		14,746
Jungdong Steel Co., Ltd.		—		489		—		489
Dpaps Co., Ltd.		141		325		14		339
Shinla Construction Co., Ltd.		—		183		—		183
Jaeyang Industry Co., Ltd.		30		30		—		30
Terra Co., Ltd.		14		14		—		14
Jungdo Co., Ltd.		161		161		—		161
Jinseung Tech Co., Ltd.		3		3		18		21
Korea NM Tech Co., Ltd.		28		28		—		28
Chong il Machine & Tools Co., Ltd.		—		—		19		19
Skydigital Inc.		—		—		106		106